[Letterhead of American International Life Assurance Company of New York]

                                                     May 9, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


                         Re: Variable Account B of American International Life Assurance Company of New York
                         File No. 333-48457

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account B, we certify that the form of the Prospectus which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectus contained in Post-Effective Amendment No. 5 to the Registration Statement for Variable Account B, which was filed electronically and became effective on May 1, 2002.

If you should have any questions regarding the foregoing, please contact me at
(302) 594-2978.

Very truly yours,

Robert Saginaw
Assistant General Counsel